Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Statement Of Financial Position [Abstract]
Other Long-term Liabilities	13. OTHER LONG-TERM LIABILITIES As of December 31, 2018 and 2019, other long-term liabilities are mainly comprised of deposits from franchisees.